Share-Based Payments - Summary of Performance Rights (Details)		6 Months Ended
	Apr. 05, 2023	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized		$ 6,818,045	$ 5,929,068
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized		$ 480,665
Performance Rights | Key Management Personnel | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date	Dec. 31, 2025
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 05, 2023
Number | shares		253,401
Vesting date		Dec. 31, 2025
Fair value | $ / shares		$ 1.21
Expiry date, term		Cessation of employment
Expense recognized		$ 18,839
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 05, 2023
Number | shares		549,035
Vesting date		Dec. 31, 2025
Fair value | $ / shares		$ 1.21
Expiry date, term		Cessation of employment
Expense recognized		$ 40,818
Performance Rights | Key Management Personnel | Chris Burns | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Apr. 05, 2023
Number | shares		1,604,871
Vesting date		Dec. 31, 2025
Fair value | $ / shares		$ 1.21
Expiry date, term		Cessation of employment
Expense recognized		$ 119,312
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Jan. 03, 2023
Number | shares		1,030,325
Vesting date, term		4 equal annual tranches commencing on the anniversary of employment
Fair value | $ / shares		$ 1.41
Expiry date, term		Cessation of employment
Expense recognized		$ 263,738
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Jan. 27, 2023
Number | shares		58,636
Fair value | $ / shares		$ 1.86
Expiry date, term		Cessation of employment
Expense recognized		$ 17,671
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Feb. 06, 2023
Number | shares		18,942
Fair value | $ / shares		$ 1.8
Expiry date, term		Cessation of employment
Expense recognized		$ 5,074
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Mar. 02, 2023
Number | shares		43,078
Fair value | $ / shares		$ 1.49
Expiry date, term		Cessation of employment
Expense recognized		$ 8,346
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		May 08, 2023
Number | shares		124,505
Fair value | $ / shares		$ 0.99
Expiry date, term		Cessation of employment
Expense recognized		$ 6,867